Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Current assets:
Cash and cash equivalents	$ 1,013	$ 502
Cash held in escrow	61	1,569
Accounts receivable, net of allowance for doubtful accounts of $155 and $162, respectively	8,246	7,707
Real estate tax refund receivable	0	1,576
Inventory of parts and supplies	895	881
Prepaid tires on equipment	2,048	1,871
Prepaid taxes and licenses	2,436	2,223
Prepaid insurance	789	609
Prepaid expenses, other	83	79
Real estate held for sale, at cost	4,473	0
Total current assets	20,044	17,017
Property, plant and equipment, at cost:
Land	104,806	111,055
Buildings	166,324	151,812
Equipment	92,403	86,410
Construction in progress	8,971	7,058
Property, plant and equipment, at cost	372,504	356,335
Less accumulated depreciation and depletion	122,894	114,922
Net property, plant and equipment	249,610	241,413
Real estate held for investment, at cost	7,304	4,343
Investment in joint ventures	18,537	13,406
Goodwill	3,431	1,087
Unrealized rents	4,780	4,659
Other assets	9,365	5,168
Total assets	313,071	287,093
Current liabilities:
Accounts payable	7,318	7,290
Deferred income taxes	239	127
Federal and state income taxes payable	701	475
Accrued payroll and benefits	4,568	6,008
Accrued insurance	1,186	1,285
Environmental remediation	1,771	0
Accrued liabilities, other	1,610	1,486
Long-term debt due within one year	4,534	4,311
Total current liabilities	21,927	20,982
Long-term debt, less current portion	58,704	45,593
Deferred income taxes	21,654	22,567
Accrued insurance	1,393	1,133
Other liabilities	3,078	4,172
Commitments and contingencies (Notes 12 and 13)
Shareholders' equity:
Preferred stock, no par value; 5,000,000 shares authorized	0	0
Common stock, $.10 par value; 25,000,000 shares authorized, 9,703,270 and 9,564,220 shares issued	970	956
Capital in excess of par value	47,892	44,258
Retained earnings	157,413	147,394
Accumulated other comprehensive income, net	40	38
Total shareholders' equity	206,315	192,646
Total liabilities and shareholders' equity	$ 313,071	$ 287,093